Consolidated Balance Sheets (USD $)	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 118,000,000		$ 279,000,000
Other Temporary Investments	353,000,000		324,000,000
Accounts Receivable:
Customers	746,000,000		685,000,000
Accrued Unbilled Revenues	157,000,000		195,000,000
Pledged Accounts Receivable - AEP Credit	945,000,000		856,000,000
Miscellaneous	72,000,000		171,000,000
Allowance for Uncollectible Accounts	(60,000,000)		(36,000,000)
Total Accounts Receivable	1,860,000,000		1,871,000,000
Fuel	701,000,000		844,000,000
Materials and Supplies	722,000,000		675,000,000
Risk Management Assets	160,000,000		191,000,000
Regulatory Asset for Under-Recovered Fuel Costs	80,000,000		88,000,000
Margin Deposits	70,000,000		76,000,000
Prepayments and Other Current Assets	246,000,000		241,000,000
TOTAL CURRENT ASSETS	4,310,000,000		4,589,000,000
Property, Plant and Equipment
Generation	25,074,000,000		26,279,000,000
Transmission	10,893,000,000		9,846,000,000
Distribution	16,377,000,000		15,565,000,000
Other Property, Plant and Equipment	5,470,000,000		3,945,000,000
Construction Work in Progress	2,471,000,000		1,819,000,000
Total Property, Plant and Equipment	60,285,000,000		57,454,000,000
Accumulated Depreciation and Amortization	19,288,000,000		18,691,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	40,997,000,000		38,763,000,000
Other Noncurrent Assets
Regulatory Assets	4,376,000,000		5,106,000,000
Securitized Assets	2,373,000,000		2,117,000,000
Spent Nuclear Fuel and Decommissioning Trusts	1,932,000,000		1,706,000,000
Goodwill	91,000,000		91,000,000
Long-term Risk Management Assets	297,000,000		368,000,000
Deferred Charges and Other Noncurrent Assets	2,038,000,000		1,627,000,000
TOTAL OTHER NONCURRENT ASSETS	11,107,000,000		11,015,000,000
TOTAL ASSETS	56,414,000,000		54,367,000,000
Current Liabilities
Accounts Payable	1,266,000,000		1,169,000,000
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	700,000,000	[1]	657,000,000	[1]
Other Short-term Debt	57,000,000		324,000,000
Total Short-term Debt	757,000,000		981,000,000
Long-term Debt Due Within One Year	1,549,000,000		2,171,000,000
Risk Management Liabilities	90,000,000		155,000,000
Customer Deposits	299,000,000		316,000,000
Accrued Taxes	822,000,000		747,000,000
Accrued Interest	245,000,000		269,000,000
Obligations Under Capital Leases	110,000,000		74,000,000
Regulatory Liability for Over-Recovered Fuel Costs	119,000,000		47,000,000
Other Current Liabilities	965,000,000		968,000,000
TOTAL CURRENT LIABILITIES	6,112,000,000		6,823,000,000
Noncurrent Liabilities
Long-term Debt	16,828,000,000		15,586,000,000
Long-term Risk Management Liabilities	177,000,000		214,000,000
Deferred Income Taxes	10,300,000,000		9,252,000,000
Regulatory Liabilities and Deferred Investment Tax Credits	3,694,000,000		3,544,000,000
Asset Retirement Obligations	1,835,000,000		1,696,000,000
Employee Benefits and Pension Obligations	415,000,000		1,075,000,000
Obligations Under Capital Leases	428,000,000		375,000,000
Deferred Credits and Other Noncurrent Liabilities	967,000,000		940,000,000
TOTAL NONCURRENT LIABILITIES	34,216,000,000		32,307,000,000
TOTAL LIABILITIES	40,328,000,000		39,130,000,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	3,303,000,000		3,289,000,000
Paid-in Capital	6,131,000,000		6,049,000,000
Retained Earnings	6,766,000,000		6,236,000,000
Accumulated Other Comprehensive Income (Loss)	(115,000,000)		(337,000,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	16,085,000,000		15,237,000,000
Noncontrolling Interests	1,000,000		0
TOTAL EQUITY	16,086,000,000		15,237,000,000
TOTAL LIABILITIES AND EQUITY	56,414,000,000		54,367,000,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,745,000		3,576,000
Advances to Affiliates	92,485,000		23,024,000
Accounts Receivable:
Customers	142,010,000		158,380,000
Affiliated Companies	113,793,000		96,213,000
Accrued Unbilled Revenues	55,930,000		70,825,000
Miscellaneous	412,000		1,344,000
Allowance for Uncollectible Accounts	(2,443,000)		(6,087,000)
Total Accounts Receivable	309,702,000		320,675,000
Fuel	191,811,000		185,813,000
Materials and Supplies	128,843,000		105,208,000
Risk Management Assets	21,171,000		30,960,000
Accrued Tax Benefits	97,000		50,032,000
Regulatory Asset for Under-Recovered Fuel Costs	39,811,000		74,906,000
Prepayments and Other Current Assets	16,375,000		18,690,000
TOTAL CURRENT ASSETS	803,040,000		812,884,000
Property, Plant and Equipment
Generation	6,745,172,000		5,632,665,000
Transmission	2,160,660,000		2,042,144,000
Distribution	3,139,150,000		2,991,898,000
Other Property, Plant and Equipment	357,517,000		373,327,000
Construction Work in Progress	184,701,000		266,247,000
Total Property, Plant and Equipment	12,587,200,000		11,306,281,000
Accumulated Depreciation and Amortization	3,617,990,000		3,196,639,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,969,210,000		8,109,642,000
Other Noncurrent Assets
Regulatory Assets	1,003,890,000		1,435,704,000
Securitized Assets	369,355,000		0
Long-term Risk Management Assets	16,948,000		34,360,000
Deferred Charges and Other Noncurrent Assets	148,205,000		115,078,000
TOTAL OTHER NONCURRENT ASSETS	1,538,398,000		1,585,142,000
TOTAL ASSETS	11,310,648,000		10,507,668,000
Current Liabilities
Advances from Affiliates	0		173,965,000
Accounts Payable	169,184,000		195,203,000
Affiliated Companies	120,789,000		137,088,000
Short-term Debt:
Long-term Debt Due Within One Year	342,360,000		574,679,000
Risk Management Liabilities	8,892,000		16,698,000
Customer Deposits	66,040,000		67,339,000
Deferred Income Taxes	6,899,000		11,715,000
Accrued Taxes	114,699,000		74,967,000
Accrued Interest	51,899,000		51,442,000
Obligations Under Capital Leases	5,154,000		6,085,000
Regulatory Liability for Over-Recovered Fuel Costs	107,048,000		0
Other Current Liabilities	97,566,000		110,657,000
TOTAL CURRENT LIABILITIES	1,085,376,000		1,413,753,000
Noncurrent Liabilities
Long-term Debt	3,765,997,000		3,127,763,000
Long-term Debt - Affiliated	86,000,000	[2]	0	[2]
Long-term Risk Management Liabilities	10,241,000		18,476,000
Deferred Income Taxes	2,232,441,000		1,928,683,000
Regulatory Liabilities and Deferred Investment Tax Credits	631,225,000		607,680,000
Employee Benefits and Pension Obligations	82,264,000		204,207,000
Obligations Under Capital Leases	15,718,000		16,375,000
Deferred Credits and Other Noncurrent Liabilities	187,672,000		154,544,000
TOTAL NONCURRENT LIABILITIES	6,995,840,000		6,041,353,000
TOTAL LIABILITIES	8,081,216,000		7,455,106,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260,458,000		260,458,000
Paid-in Capital	1,809,562,000		1,573,752,000
Retained Earnings	1,156,461,000		1,248,250,000
Accumulated Other Comprehensive Income (Loss)	2,951,000		(29,898,000)
TOTAL EQUITY	3,229,432,000		3,052,562,000
TOTAL LIABILITIES AND EQUITY	11,310,648,000		10,507,668,000
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,317,000		1,562,000
Advances to Affiliates	55,863,000		116,977,000
Accounts Receivable:
Customers	63,011,000		61,776,000
Affiliated Companies	78,282,000		79,886,000
Accrued Unbilled Revenues	17,293,000		11,218,000
Miscellaneous	5,064,000		12,260,000
Allowance for Uncollectible Accounts	(184,000)		(229,000)
Total Accounts Receivable	163,466,000		164,911,000
Fuel	53,807,000		53,406,000
Materials and Supplies	209,718,000		195,147,000
Risk Management Assets	15,388,000		26,974,000
Accrued Tax Benefits	48,832,000		20,547,000
Regulatory Asset for Under-Recovered Fuel Costs	3,397,000		4,676,000
Deferred Cook Plant Fire Costs	0		80,000,000
Prepayments and Other Current Assets	38,103,000		62,723,000
TOTAL CURRENT ASSETS	586,494,000		722,247,000
Property, Plant and Equipment
Generation	3,577,906,000		4,062,733,000
Transmission	1,304,225,000		1,278,236,000
Distribution	1,625,057,000		1,553,358,000
Other Property, Plant and Equipment	1,421,361,000		725,313,000
Construction Work in Progress	427,164,000		341,063,000
Total Property, Plant and Equipment	8,355,713,000		7,960,703,000
Accumulated Depreciation and Amortization	3,299,349,000		3,232,135,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,056,364,000		4,728,568,000
Other Noncurrent Assets
Regulatory Assets	524,114,000		540,019,000
Spent Nuclear Fuel and Decommissioning Trusts	1,931,610,000		1,705,772,000
Long-term Risk Management Assets	11,495,000		23,569,000
Deferred Charges and Other Noncurrent Assets	143,657,000		111,364,000
TOTAL OTHER NONCURRENT ASSETS	2,610,876,000		2,380,724,000
TOTAL ASSETS	8,253,734,000		7,831,539,000
Current Liabilities
Accounts Payable	142,219,000		208,701,000
Affiliated Companies	93,773,000		104,631,000
Short-term Debt:
Long-term Debt Due Within One Year	294,845,000		203,953,000
Risk Management Liabilities	7,029,000		31,517,000
Customer Deposits	31,103,000		31,142,000
Accrued Taxes	73,292,000		67,675,000
Accrued Interest	27,686,000		26,859,000
Obligations Under Capital Leases	46,210,000		5,803,000
Regulatory Liability for Over-Recovered Fuel Costs	1,976,000		0
Other Current Liabilities	139,088,000		116,250,000
TOTAL CURRENT LIABILITIES	855,245,000		796,531,000
Noncurrent Liabilities
Long-term Debt	1,744,171,000		1,853,713,000
Long-term Risk Management Liabilities	6,946,000		13,898,000
Deferred Income Taxes	1,183,350,000		1,019,160,000
Regulatory Liabilities and Deferred Investment Tax Credits	1,112,645,000		948,292,000
Asset Retirement Obligations	1,255,184,000		1,192,313,000
Obligations Under Capital Leases	87,000,000		22,842,000
Deferred Credits and Other Noncurrent Liabilities	174,040,000		203,857,000
TOTAL NONCURRENT LIABILITIES	5,476,336,000		5,231,233,000
TOTAL LIABILITIES	6,331,581,000		6,027,764,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56,584,000		56,584,000
Paid-in Capital	980,896,000		980,896,000
Retained Earnings	900,182,000		795,178,000
Accumulated Other Comprehensive Income (Loss)	(15,509,000)		(28,883,000)
TOTAL EQUITY	1,922,153,000		1,803,775,000
TOTAL LIABILITIES AND EQUITY	8,253,734,000		7,831,539,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,004,000		3,640,000
Advances to Affiliates	339,070,000		116,422,000
Accounts Receivable:
Customers	67,054,000		135,954,000
Affiliated Companies	74,771,000		176,590,000
Accrued Unbilled Revenues	36,353,000		57,887,000
Miscellaneous	1,559,000		9,327,000
Allowance for Uncollectible Accounts	(34,984,000)		(129,000)
Total Accounts Receivable	144,753,000		379,629,000
Notes Receivable Due Within One Year - Affiliated	178,580,000		0
Fuel	0		328,840,000
Materials and Supplies	53,711,000		186,269,000
Risk Management Assets	3,082,000		44,313,000
Accrued Tax Benefits	7,109,000		17,785,000
Prepayments and Other Current Assets	77,804,000		26,807,000
TOTAL CURRENT ASSETS	807,113,000		1,103,705,000
Property, Plant and Equipment
Generation	0		8,673,296,000
Transmission	2,011,289,000		2,013,737,000
Distribution	3,877,532,000		3,722,745,000
Other Property, Plant and Equipment	364,573,000		571,154,000
Construction Work in Progress	185,428,000		354,497,000
Total Property, Plant and Equipment	6,438,822,000		15,335,429,000
Accumulated Depreciation and Amortization	1,973,042,000		5,242,805,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,465,780,000		10,092,624,000
Other Noncurrent Assets
Notes Receivable - Affiliated	118,245,000		0
Regulatory Assets	1,378,697,000		1,420,966,000
Securitized Assets	131,582,000		0
Long-term Risk Management Assets	0		48,288,000
Deferred Charges and Other Noncurrent Assets	260,141,000		320,026,000
TOTAL OTHER NONCURRENT ASSETS	1,888,665,000		1,789,280,000
TOTAL ASSETS	7,161,558,000		12,985,609,000
Current Liabilities
Accounts Payable	146,307,000		276,220,000
Affiliated Companies	222,889,000		153,222,000
Short-term Debt:
Long-term Debt Due Within One Year	438,595,000		856,000,000
Risk Management Liabilities	0		24,155,000
Accrued Taxes	429,260,000		467,309,000
Accrued Interest	40,853,000		63,560,000
Obligations Under Capital Leases	5,520,000		14,707,000
Regulatory Liability for Over-Recovered Fuel Costs	0		14,848,000
Other Current Liabilities	144,334,000		263,638,000
TOTAL CURRENT LIABILITIES	1,422,238,000		2,104,104,000
Noncurrent Liabilities
Long-term Debt	2,296,580,000		2,804,440,000
Long-term Debt - Affiliated	0	[3]	200,000,000	[3]
Long-term Risk Management Liabilities	0		25,965,000
Deferred Income Taxes	1,330,711,000		2,345,850,000
Regulatory Liabilities and Deferred Investment Tax Credits	435,499,000		451,071,000
Employee Benefits and Pension Obligations	28,329,000		178,620,000
Obligations Under Capital Leases	11,212,000		36,381,000
Deferred Credits and Other Noncurrent Liabilities	22,936,000		349,850,000
TOTAL NONCURRENT LIABILITIES	4,114,055,000		6,355,796,000
TOTAL LIABILITIES	5,536,293,000		8,459,900,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321,201,000		321,201,000
Paid-in Capital	663,782,000		1,744,099,000
Retained Earnings	633,203,000		2,626,134,000
Accumulated Other Comprehensive Income (Loss)	7,079,000		(165,725,000)
TOTAL EQUITY	1,625,265,000		4,525,709,000
TOTAL LIABILITIES AND EQUITY	7,161,558,000		12,985,609,000
Public Service Co of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,277,000		1,367,000
Advances to Affiliates	0		10,558,000
Accounts Receivable:
Customers	32,314,000		31,047,000
Affiliated Companies	30,392,000		24,751,000
Miscellaneous	3,102,000		6,216,000
Allowance for Uncollectible Accounts	(462,000)		(872,000)
Total Accounts Receivable	65,346,000		61,142,000
Fuel	15,191,000		22,085,000
Materials and Supplies	52,707,000		52,183,000
Risk Management Assets	1,167,000		509,000
Deferred Income Tax Benefits	7,333,000		7,183,000
Accrued Tax Benefits	21,665,000		11,812,000
Regulatory Asset for Under-Recovered Fuel Costs	3,298,000		0
Prepayments and Other Current Assets	6,194,000		7,633,000
TOTAL CURRENT ASSETS	174,178,000		174,472,000
Property, Plant and Equipment
Generation	1,203,221,000		1,346,530,000
Transmission	731,312,000		706,917,000
Distribution	1,986,032,000		1,859,557,000
Other Property, Plant and Equipment	393,026,000		210,549,000
Construction Work in Progress	175,890,000		95,170,000
Total Property, Plant and Equipment	4,489,481,000		4,218,723,000
Accumulated Depreciation and Amortization	1,323,522,000		1,278,941,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,165,959,000		2,939,782,000
Other Noncurrent Assets
Regulatory Assets	156,690,000		202,328,000
Long-term Risk Management Assets	0		31,000
Employee Benefits and Pension Assets	22,629,000		0
Deferred Charges and Other Noncurrent Assets	7,238,000		8,560,000
TOTAL OTHER NONCURRENT ASSETS	186,557,000		210,919,000
TOTAL ASSETS	3,526,694,000		3,325,173,000
Current Liabilities
Advances from Affiliates	36,772,000		0
Accounts Payable	150,184,000		87,050,000
Affiliated Companies	45,427,000		36,189,000
Short-term Debt:
Long-term Debt Due Within One Year	34,115,000		764,000
Risk Management Liabilities	85,000		5,848,000
Customer Deposits	45,379,000		46,533,000
Accrued Taxes	23,442,000		28,024,000
Accrued Interest	12,646,000		12,654,000
Obligations Under Capital Leases	3,909,000		3,636,000
Regulatory Liability for Over-Recovered Fuel Costs	0		7,945,000
Other Current Liabilities	58,992,000		50,684,000
TOTAL CURRENT LIABILITIES	407,042,000		275,691,000
Noncurrent Liabilities
Long-term Debt	965,695,000		949,107,000
Long-term Risk Management Liabilities	0		31,000
Deferred Income Taxes	836,556,000		740,676,000
Regulatory Liabilities and Deferred Investment Tax Credits	327,673,000		344,817,000
Employee Benefits and Pension Obligations	10,561,000		34,906,000
Obligations Under Capital Leases	10,222,000		8,864,000
Deferred Credits and Other Noncurrent Liabilities	37,066,000		63,667,000
TOTAL NONCURRENT LIABILITIES	2,177,551,000		2,133,204,000
TOTAL LIABILITIES	2,584,593,000		2,408,895,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157,230,000		157,230,000
Paid-in Capital	364,037,000		364,037,000
Retained Earnings	415,076,000		388,530,000
Accumulated Other Comprehensive Income (Loss)	5,758,000		6,481,000
TOTAL EQUITY	942,101,000		916,278,000
TOTAL LIABILITIES AND EQUITY	3,526,694,000		3,325,173,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	17,241,000		2,036,000
Advances to Affiliates	0		153,829,000
Accounts Receivable:
Customers	86,263,000		39,349,000
Affiliated Companies	22,389,000		26,288,000
Miscellaneous	27,175,000		35,514,000
Allowance for Uncollectible Accounts	(1,418,000)		(2,041,000)
Total Accounts Receivable	134,409,000		99,110,000
Fuel	122,026,000		134,234,000
Materials and Supplies	74,862,000		69,212,000
Risk Management Assets	1,179,000		695,000
Deferred Income Tax Benefits	177,297,000		101,403,000
Accrued Tax Benefits	158,000		9,616,000
Regulatory Asset for Under-Recovered Fuel Costs	17,949,000		8,527,000
Prepayments and Other Current Assets	20,931,000		16,489,000
TOTAL CURRENT ASSETS	566,052,000		595,151,000
Property, Plant and Equipment
Generation	3,764,429,000		3,888,230,000
Transmission	1,165,167,000		1,115,795,000
Distribution	1,843,912,000		1,758,988,000
Other Property, Plant and Equipment	869,230,000		688,254,000
Construction Work in Progress	281,849,000		99,783,000
Total Property, Plant and Equipment	7,924,587,000		7,551,050,000
Accumulated Depreciation and Amortization	2,391,652,000		2,284,258,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,532,935,000		5,266,792,000
Other Noncurrent Assets
Regulatory Assets	369,905,000		403,278,000
Deferred Charges and Other Noncurrent Assets	92,890,000		76,432,000
TOTAL OTHER NONCURRENT ASSETS	462,795,000		479,710,000
TOTAL ASSETS	6,561,782,000		6,341,653,000
Current Liabilities
Advances from Affiliates	9,180,000		0
Accounts Payable	152,653,000		126,768,000
Affiliated Companies	56,923,000		62,835,000
Short-term Debt:
Other Short-term Debt	0		2,603,000
Long-term Debt Due Within One Year	3,250,000		3,250,000
Risk Management Liabilities	0		1,128,000
Customer Deposits	56,375,000		69,393,000
Accrued Taxes	41,508,000		31,532,000
Accrued Interest	43,996,000		43,950,000
Obligations Under Capital Leases	17,899,000		17,599,000
Regulatory Liability for Over-Recovered Fuel Costs	7,275,000		16,761,000
Other Current Liabilities	79,622,000		64,997,000
TOTAL CURRENT LIABILITIES	468,681,000		440,816,000
Noncurrent Liabilities
Long-term Debt	2,040,082,000		2,042,978,000
Deferred Income Taxes	1,271,478,000		1,075,551,000
Regulatory Liabilities and Deferred Investment Tax Credits	472,128,000		476,471,000
Asset Retirement Obligations	87,630,000		78,017,000
Employee Benefits and Pension Obligations	14,602,000		38,240,000
Obligations Under Capital Leases	105,086,000		114,161,000
Deferred Credits and Other Noncurrent Liabilities	46,178,000		53,946,000
TOTAL NONCURRENT LIABILITIES	4,037,184,000		3,879,364,000
TOTAL LIABILITIES	4,505,865,000		4,320,180,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135,660,000		135,660,000
Paid-in Capital	674,606,000		674,606,000
Retained Earnings	1,253,617,000		1,228,806,000
Accumulated Other Comprehensive Income (Loss)	(8,444,000)		(17,860,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	2,055,439,000		2,021,212,000
Noncontrolling Interests	478,000		261,000
TOTAL EQUITY	2,055,917,000		2,021,473,000
TOTAL LIABILITIES AND EQUITY	$ 6,561,782,000		$ 6,341,653,000

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[2]	In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.
[3]	In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo’s generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR’s transfer of certain of those generation assets.